Leases (Details) - Schedule of supplemental cash flow information related to leases - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from operating leases	$ 2,390,864	$ 1,352,324	$ 4,446,945	$ 2,661,999	$ 6,837,734	$ 3,452,433
ROU assets obtained in exchange for lease obligations
ROU assets obtained in exchange for operating lease liabilities	$ 2,544,473	$ 2,471,421	$ 7,266,255	$ 4,734,048	$ 18,369,433	$ 26,962,093